NOTES RECEIVABLE (Details Textual)	1 Months Ended	12 Months Ended
	Apr. 28, 2014 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Investment Income, Interest		$ 0	$ 45,766	$ 0
CWN Capital [Member]
Sale of Stock, Percentage of shares sold	23.80%
Non-Interest Bearing Promissory Notes [Member]
Receivable with Imputed Interest, Face Amount | CAD	CAD 831,031
Investment Income, Interest			45,766
Foreign Currency Transaction Loss, before Tax		$ 110,912	$ 37,715
Receivable with Imputed Interest, Effective Yield (Interest Rate)			10.00%